Restatement of Previously Issued Combined Financial Statements - Schedule Of Restatement Of Previously Issued Statement Of Changes In Parent Company Net Investment (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance at the beginning	$ 226,943	$ 224,921	$ 234,307	$ 226,403	$ 227,600	$ 235,537	$ 234,307	$ 235,537	$ 235,537	$ 218,243	$ 204,882
Net loss	(12,596)	(10,276)	(6,282)	(7,890)	(8,625)	(7,455)	(29,154)	(23,970)	(27,042)	(17,557)	(13,589)
Net transfer from parent							15,284	4,830	10,747	25,686	20,290
Balance at the end	$ 232,710	$ 226,943	$ 224,921	$ 228,002	$ 226,403	227,600	$ 232,710	228,002	234,307	235,537	218,243
Combined Statement Of Changes In Parent Company Net Investment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance at the beginning						235,537		235,537	235,537	218,243
Net loss										(17,557)	(13,589)
Net transfer from parent										25,686	20,290
Balance at the end										235,537	218,243
Previously Reported [Member] | Combined Statement Of Changes In Parent Company Net Investment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance at the beginning						228,807		228,807	228,807	218,185
Net loss										(17,896)	(13,043)
Net transfer from parent										19,353	19,686
Balance at the end										228,807	218,185
Revision of Prior Period, Adjustment [Member] | Combined Statement Of Changes In Parent Company Net Investment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance at the beginning						$ 6,730		$ 6,730	$ 6,730	58
Net loss										339	(546)
Net transfer from parent										6,333	604
Balance at the end										$ 6,730	$ 58